                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MONEY MARKET PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 94.6%  FEDERAL AGENCY
        SECURITIES                                      188,653          188,653

  5.0%  OTHER INVESTMENT                                 10,049           10,049
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                               198,702          198,702

  0.4%  OTHER ASSETS AND
        LIABILITIES                                                          723
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       199,425

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FEDERAL AGENCY SECURITIES 94.6% of net assets

FIXED-RATE COUPON NOTE 1.0%
--------------------------------------------------------------------------------
FANNIE MAE
   4.75%, 11/30/07                                         2,000           1,996

FIXED-RATE DISCOUNT NOTES 93.6%
--------------------------------------------------------------------------------
FANNIE MAE
   4.78%, 10/01/07                                         4,121           4,121
   5.20%, 10/03/07                                         4,041           4,039
   5.22%, 10/03/07                                         1,875           1,874
   5.18%, 10/09/07                                         3,300           3,296
   5.20%, 10/09/07                                         1,625           1,623
   5.21%, 10/10/07                                         3,000           2,996
   5.20%, 10/16/07                                         3,000           2,994
   4.98%, 10/17/07                                         1,202           1,199
   5.20%, 10/19/07                                         1,685           1,681
   5.19%, 10/24/07                                         6,274           6,254
   4.63%, 11/13/07                                         1,000             994
   4.64%, 11/28/07                                         1,092           1,084
   5.23%, 11/28/07                                         1,632           1,619
   4.64%, 12/05/07                                         1,500           1,488
   4.59%, 12/19/07                                         4,440           4,396
   4.79%, 12/28/07                                         1,368           1,352
   4.98%, 01/04/08                                         1,210           1,194
   4.83%, 01/15/08                                         1,303           1,285
   4.87%, 01/23/08                                         2,600           2,561
FEDERAL FARM CREDIT BANK
   5.19%, 10/01/07                                         2,000           2,000
   5.05%, 10/02/07                                         1,000           1,000
   5.20%, 10/02/07                                         1,450           1,450
   4.61%, 10/03/07                                         2,300           2,299
   5.18%, 10/09/07                                         2,605           2,602
   4.61%, 10/11/07                                         2,000           1,997
   4.63%, 10/15/07                                         3,300           3,294
   4.79%, 10/15/07                                         1,380           1,377
   5.19%, 10/18/07                                         4,849           4,837
   4.74%, 10/26/07                                         3,025           3,015
   4.78%, 10/31/07                                         1,600           1,594
   4.63%, 11/14/07                                         1,805           1,795
   5.17%, 11/14/07                                         1,571           1,561
   4.58%, 11/19/07                                         1,770           1,759
   5.17%, 12/05/07                                         3,168           3,139
   4.73%, 12/12/07                                         3,292           3,261
   5.21%, 01/16/08                                         1,438           1,416
FEDERAL HOME LOAN BANK
   5.18%, 10/03/07                                         2,885           2,884
   5.21%, 10/05/07                                         3,000           2,998
   4.62%, 10/17/07                                         5,890           5,878
   5.18%, 10/22/07                                         1,970           1,964
   4.65%, 10/23/07                                         4,000           3,989
   5.19%, 10/31/07                                         5,611           5,587
   5.19%, 11/02/07                                         2,029           2,020
   4.96%, 11/07/07                                         1,350           1,343
   4.90%, 11/21/07                                         2,101           2,087
   4.77%, 12/20/07                                         1,348           1,334
   4.78%, 12/20/07                                         3,870           3,829
   4.99%, 12/20/07                                         1,043           1,032
   5.10%, 01/09/08                                         1,990           1,962
   5.19%, 01/11/08                                         1,900           1,873
   4.96%, 01/22/08                                         1,585           1,561
   4.95%, 02/06/08                                         2,000           1,965
FREDDIE MAC
   4.92%, 10/01/07                                         1,000           1,000
   5.21%, 10/09/07                                         1,124           1,123
   4.71%, 10/10/07                                         1,240           1,239
   5.21%, 10/15/07                                         1,000             998
   5.19%, 10/16/07                                         1,151           1,149
   5.18%, 10/29/07                                         1,943           1,935
   5.08%, 11/05/07                                         2,710           2,697
   4.76%, 11/13/07                                         1,109           1,103
   5.00%, 11/30/07                                         1,780           1,765
   4.64%, 12/03/07                                         1,017           1,009
   4.75%, 12/03/07                                         2,369           2,349
   4.96%, 12/03/07                                         2,000           1,983
   5.02%, 12/07/07                                         1,350           1,338
   4.79%, 12/11/07                                         1,629           1,614
   5.19%, 12/11/07                                         4,500           4,455
   4.97%, 12/17/07                                         2,023           2,002
   4.75%, 01/07/08                                         2,840           2,804
   5.21%, 01/07/08                                         1,000             986
   5.14%, 01/11/08                                         1,241           1,223
   5.05%, 01/14/08                                         1,000             986
   5.17%, 01/14/08                                         3,420           3,370
   5.00%, 01/22/08                                         1,100           1,083
   4.73%, 01/25/08                                         2,145           2,113
   5.00%, 02/25/08                                         1,749           1,714
   5.01%, 02/25/08                                         1,330           1,303
TENNESSEE VALLEY AUTHORITY
   4.72%, 10/04/07                                         4,000           3,998
   4.77%, 10/04/07                                         7,575           7,572

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

   4.63%, 10/11/07                                         5,000           4,994
                                                                     -----------
                                                                         186,657
                                                                     -----------
TOTAL FEDERAL AGENCY SECURITIES
(COST $188,653)                                                          188,653
                                                                     -----------

                                                        MATURITY
ISSUER                                                    AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENT 5.0% of net assets

REPURCHASE AGREEMENT 5.0%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA) L.L.C.
Tri-Party Repurchase Agreement dated 09/28/07,
   due 10/01/07 at 3.95%, fully collateralized
   by U.S. Treasury Securities with a value of
   $10,252.                                               10,053          10,049
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $10,049)                                                            10,049
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $198,702.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 98.4%   COMMON STOCK                                    107,188        173,073

  1.6%   SHORT-TERM
         INVESTMENTS                                       2,827          2,827
-------------------------------------------------------------------------------
100.0%   TOTAL INVESTMENTS                               110,015        175,900

  3.8%   COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                              6,596          6,596

(3.8)%   OTHER ASSETS AND
         LIABILITIES                                                     (6,636)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     175,860

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 98.4% of net assets

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Ford Motor Co. (c)*                                       24,212             206
General Motors Corp. (c)                                   6,277             230
Harley-Davidson, Inc.                                      3,256             151
Johnson Controls, Inc.                                     2,500             295
The Goodyear Tire & Rubber Co. *                           2,500              76
                                                                     -----------
                                                                             958
BANKS 4.5%
--------------------------------------------------------------------------------
BB&T Corp.                                                 6,870             277
Comerica, Inc.                                             2,330             119
Commerce Bancorp, Inc. (c)                                 2,300              89
Countrywide Financial Corp. (c)                            7,500             142
Fannie Mae                                                12,540             762
Fifth Third Bancorp                                        6,905             234
First Horizon National Corp. (c)                           1,400              37
Freddie Mac                                                9,010             532
Hudson City Bancorp, Inc.                                  3,500              54
Huntington Bancshares, Inc.                                3,256              55
KeyCorp                                                    5,400             175
M&T Bank Corp.                                             1,071             111
Marshall & Ilsley Corp.                                    2,738             120
MGIC Investment Corp. (c)                                    733              24
National City Corp.                                        7,400             186
PNC Financial Services Group, Inc.                         3,770             257
Regions Financial Corp.                                    9,077             268
Sovereign Bancorp, Inc.                                    3,605              61
SunTrust Banks, Inc.                                       4,800             363
Synovus Financial Corp.                                    4,300             121
U.S. Bancorp                                              22,399             729
Wachovia Corp.                                            24,057           1,206
Washington Mutual, Inc.                                   11,445             404
Wells Fargo & Co.                                         43,058           1,534
Zions Bancorp                                              1,408              97
                                                                     -----------
                                                                           7,957
CAPITAL GOODS 9.3%
--------------------------------------------------------------------------------
3M Co.                                                     9,240             865
American Standard Cos., Inc.                               2,400              85
Caterpillar, Inc.                                          8,680             681
Cooper Industries Ltd., Class A                            2,600             133
Cummins, Inc.                                              1,200             153
Danaher Corp.                                              3,126             259
Deere & Co.                                                2,900             430
Dover Corp.                                                2,800             143
Eaton Corp.                                                1,740             172
Emerson Electric Co.                                      10,760             573
Fluor Corp.                                                1,100             158
General Dynamics Corp.                                     5,230             442
General Electric Co. (b)                                 132,578           5,489
Goodrich Corp.                                             1,660             113
Honeywell International, Inc.                              9,937             591
Illinois Tool Works, Inc.                                  5,344             319
Ingersoll-Rand Co., Ltd., Class A                          4,400             240
ITT Corp.                                                  2,480             168
L-3 Communications Holdings, Inc.                          1,500             153
Lockheed Martin Corp.                                      4,690             509
Masco Corp. (c)                                            5,010             116
Northrop Grumman Corp.                                     4,534             354
PACCAR, Inc.                                               2,796             238
Pall Corp.                                                 1,400              54
Parker Hannifin Corp.                                      1,650             185
Precision Castparts Corp.                                  1,700             252
Raytheon Co.                                               5,830             372
Rockwell Automation, Inc.                                  2,350             163
Rockwell Collins, Inc.                                     2,200             161
Terex Corp. *                                              1,300             116
Textron, Inc.                                              3,400             212
The Boeing Co.                                            10,396           1,091
Tyco International Ltd.                                    6,294             279
United Technologies Corp.                                 13,200           1,062
W.W. Grainger, Inc.                                          800              73
                                                                     -----------
                                                                          16,404
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                              525               7
Avery Dennison Corp.                                       1,100              63
Cintas Corp.                                               1,157              43
Equifax, Inc.                                              2,000              76
Monster Worldwide, Inc. *                                  1,704              58
Pitney Bowes, Inc.                                         2,800             127
R.R. Donnelley & Sons Co.                                  2,960             108
Robert Half International, Inc.                            1,550              46
Waste Management, Inc.                                     7,357             278
                                                                     -----------
                                                                             806
CONSUMER DURABLES & APPAREL 1.0%
--------------------------------------------------------------------------------
Brunswick Corp.                                            1,200              28
Centex Corp. (c)                                           1,400              37

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Coach, Inc. *                                              4,600             218
D.R. Horton, Inc.                                          2,500              32
Eastman Kodak Co. (c)                                      3,155              84
Fortune Brands, Inc.                                       1,607             131
Harman International Industries, Inc.                        800              69
Hasbro, Inc.                                               2,525              70
Jones Apparel Group, Inc.                                  1,500              32
KB Home (c)                                                  960              24
Leggett & Platt, Inc.                                      2,300              44
Lennar Corp., Class A                                      1,600              36
Liz Claiborne, Inc.                                          997              34
Mattel, Inc.                                               5,300             124
Newell Rubbermaid, Inc.                                    3,924             113
NIKE, Inc., Class B                                        4,920             289
Polo Ralph Lauren Corp.                                      900              70
Pulte Homes, Inc.                                          2,000              27
Snap-on, Inc.                                                800              40
The Black & Decker Corp. (c)                               1,010              84
The Stanley Works                                            391              22
VF Corp.                                                   1,110              90
Whirlpool Corp.                                            1,033              92
                                                                     -----------
                                                                           1,790
CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                              1,327              80
Carnival Corp.                                             5,222             253
Darden Restaurants, Inc.                                   1,590              67
H&R Block, Inc.                                            4,200              89
Harrah's Entertainment, Inc.                               2,200             191
Hilton Hotels Corp.                                        4,010             187
International Game Technology                              4,200             181
Marriott International, Inc., Class A                      4,312             188
McDonald's Corp.                                          15,500             844
Starbucks Corp. *                                          9,520             249
Starwood Hotels & Resorts Worldwide, Inc.                  2,900             176
Wendy's International, Inc.                                1,300              45
Wyndham Worldwide Corp.                                    2,280              75
YUM! Brands, Inc.                                          7,400             250
                                                                     -----------
                                                                           2,875
DIVERSIFIED FINANCIALS 9.1%
--------------------------------------------------------------------------------
American Capital Strategies Ltd. (c)                       1,200              51
American Express Co.                                      15,870             942
Ameriprise Financial, Inc.                                 3,278             207
Bank of America Corp.                                     56,701           2,850
Bank of New York Mellon Corp.                             15,317             676
Capital One Financial Corp.                                5,180             344
CIT Group, Inc.                                            2,400              97
Citigroup, Inc. (b)                                       63,182           2,949
CME Group, Inc. (c)                                          360             212
Discover Financial Services *                              6,890             143
E*TRADE Financial Corp. *                                  5,160              67
Federated Investors, Inc., Class B                         1,100              44
Franklin Resources, Inc.                                   2,100             268
Janus Capital Group, Inc.                                  1,941              55
JPMorgan Chase & Co.                                      44,701           2,048
Legg Mason, Inc.                                           1,500             126
Lehman Brothers Holdings, Inc. (c)                         7,000             432
Leucadia National Corp. (c)                                2,000              96
Merrill Lynch & Co., Inc.                                 11,680             833
Moody's Corp.                                              2,680             135
Morgan Stanley                                            13,780             868
Northern Trust Corp. (c)                                   2,470             164
SLM Corp.                                                  5,200             258
State Street Corp.                                         4,500             307
T. Rowe Price Group, Inc.                                  3,400             189
The Bear Stearns Cos., Inc. (c)                            1,512             186
The Charles Schwab Corp. (a)                              13,046             282
The Goldman Sachs Group, Inc.                              5,107           1,107
                                                                     -----------
                                                                          15,936
ENERGY 11.5%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   6,094             328
Apache Corp.                                               4,008             361
Baker Hughes, Inc.                                         4,100             370
BJ Services Co.                                            3,800             101
Chesapeake Energy Corp. (c)                                4,800             169
Chevron Corp.                                             27,816           2,603
ConocoPhillips                                            21,352           1,874
CONSOL Energy, Inc.                                        2,300             107
Devon Energy Corp.                                         5,663             471
El Paso Corp.                                              9,041             153
ENSCO International, Inc.                                  1,900             107
EOG Resources, Inc. (c)                                    3,214             232
Exxon Mobil Corp. (b)                                     72,018           6,666
Halliburton Co.                                           11,820             454
Hess Corp. (c)                                             3,410             227
Marathon Oil Corp.                                         9,264             528
Murphy Oil Corp.                                           2,332             163
Nabors Industries Ltd. *                                   4,000             123
National-Oilwell Varco, Inc. *                             1,893             274
Noble Corp.                                                3,200             157
Occidental Petroleum Corp.                                11,000             705
Peabody Energy Corp.                                       3,300             158
Rowan Cos., Inc.                                           1,200              44
Schlumberger Ltd. (c)                                     15,340           1,611
Smith International, Inc.                                  2,500             178
Spectra Energy Corp.                                       7,781             190
Sunoco, Inc.                                               1,240              88
Tesoro Corp.                                               1,800              83
The Williams Cos., Inc.                                    7,600             259
Transocean, Inc. *                                         3,733             422
Valero Energy Corp.                                        6,960             468
Weatherford International Ltd. *                           4,280             288
XTO Energy, Inc.                                           4,229             261
                                                                     -----------
                                                                          20,223
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     5,600             344
CVS/Caremark Corp.                                        19,905             789
Safeway, Inc.                                              6,200             205
Supervalu, Inc.                                            2,435              95
Sysco Corp.                                                7,700             274
The Kroger Co.                                             9,100             259
Wal-Mart Stores, Inc.                                     31,230           1,363

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Walgreen Co.                                              12,975             613
Whole Foods Market, Inc. (c)                               1,800              88
                                                                     -----------
                                                                           4,030
FOOD, BEVERAGE & TOBACCO 4.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        26,864           1,868
Anheuser-Busch Cos., Inc.                                  9,783             489
Archer-Daniels-Midland Co.                                 8,400             278
Brown-Forman Corp., Class B                                  704              53
Campbell Soup Co.                                          2,300              85
Coca-Cola Enterprises, Inc.                                4,000              97
ConAgra Foods, Inc.                                        6,770             177
Constellation Brands, Inc.,
  Class A *                                                2,300              56
Dean Foods Co.                                             1,700              43
General Mills, Inc.                                        4,579             266
H.J. Heinz Co.                                             4,510             208
Kellogg Co.                                                3,400             190
Kraft Foods, Inc., Class A                                18,590             642
McCormick & Co., Inc.                                      1,700              61
Molson Coors Brewing Co.,
  Class B                                                    339              34
PepsiCo, Inc.                                             21,040           1,541
Reynolds American, Inc. (c)                                2,156             137
Sara Lee Corp.                                            10,600             177
The Coca-Cola Co.                                         26,362           1,515
The Hershey Co.                                            2,244             104
The Pepsi Bottling Group, Inc.                             1,902              71
Tyson Foods, Inc., Class A                                 1,186              21
UST, Inc. (c)                                              2,200             109
Wm. Wrigley Jr. Co.                                        2,411             155
                                                                     -----------
                                                                           8,377
HEALTH CARE EQUIPMENT & SERVICES 4.0%
--------------------------------------------------------------------------------
Aetna, Inc.                                                6,840             371
AmerisourceBergen Corp.                                    2,720             123
Bausch & Lomb, Inc.                                          600              38
Baxter International, Inc.                                 8,690             489
Becton, Dickinson & Co.                                    3,300             271
Boston Scientific Corp. *                                 15,090             210
C.R. Bard, Inc.                                            1,320             116
Cardinal Health, Inc.                                      5,374             336
CIGNA Corp.                                                4,680             249
Coventry Health Care, Inc. *                               2,050             128
Covidien Ltd. *                                            6,594             274
Express Scripts, Inc. *                                    3,544             198
Hospira, Inc. *                                            2,100              87
Humana, Inc. *                                             2,100             147
IMS Health, Inc.                                           2,600              80
Laboratory Corp. of America Holdings *                     1,504             118
Manor Care, Inc. (c)                                         387              25
McKesson Corp.                                             3,956             233
Medco Health Solutions, Inc. *                             3,888             351
Medtronic, Inc.                                           14,709             830
Patterson Cos., Inc. *                                       980              38
Quest Diagnostics, Inc.                                    1,960             113
St. Jude Medical, Inc. *                                   4,204             185
Stryker Corp.                                              3,900             268
Tenet Healthcare Corp. *                                   6,500              22
UnitedHealth Group, Inc.                                  17,630             854
Varian Medical Systems, Inc. *                             1,000              42
WellPoint, Inc. *                                          8,136             642
Zimmer Holdings, Inc. *                                    2,984             242
                                                                     -----------
                                                                           7,080
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Avon Products, Inc. (c)                                    5,116             192
Colgate-Palmolive Co.                                      6,470             461
Kimberly-Clark Corp.                                       5,706             401
The Clorox Co.                                             1,900             116
The Estee Lauder Cos., Inc., Class A                       1,500              64
The Procter & Gamble Co. (b)                              40,217           2,829
                                                                     -----------
                                                                           4,063
INSURANCE 4.6%
--------------------------------------------------------------------------------
ACE Ltd.                                                   3,900             236
AFLAC, Inc.                                                6,610             377
Ambac Financiall Group, Inc. (c)                           1,392              88
American International Group, Inc.                        33,438           2,262
Aon Corp.                                                  4,550             204
Assurant, Inc.                                             1,500              80
Cincinnati Financial Corp.                                 2,335             101
Genworth Financial, Inc., Class A                          5,000             154
Lincoln National Corp.                                     3,662             242
Loews Corp.                                                5,640             273
Marsh & McLennan Cos., Inc.                                7,000             178
MBIA, Inc. (c)                                             1,750             107
MetLife, Inc.                                              9,807             684
Principal Financial Group, Inc.                            3,563             225
Prudential Financial, Inc.                                 6,470             631
SAFECO Corp.                                               1,100              67
The Allstate Corp.                                         8,440             483
The Chubb Corp.                                            5,160             277
The Hartford Financial Services Group, Inc.                3,930             364
The Progressive Corp.                                      9,500             184
The Travelers Cos., Inc.                                   8,999             453
Torchmark Corp.                                            1,500              93
Unum Group                                                 4,276             105
XL Capital Ltd., Class A                                   1,900             150
                                                                     -----------
                                                                           8,018
MATERIALS 3.2%
--------------------------------------------------------------------------------
Air Products and Chemicals, Inc.                           3,000             293
Alcoa, Inc.                                               11,072             433
Allegheny Technologies, Inc.                               1,270             140
Ashland, Inc.                                                900              54
Ball Corp.                                                 1,200              65
Bemis Co., Inc.                                            1,400              41
E.I. du Pont De Nemours & Co.                             12,114             600
Eastman Chemical Co.                                       1,000              67
Ecolab, Inc.                                               2,104              99
Freeport-McMoRan Copper & Gold, Inc.                       4,202             441
Hercules, Inc.                                               700              15

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
--------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                   1,000              53
International Paper Co.                                    6,498             233
MeadWestvaco Corp.                                         2,549              75
Monsanto Co.                                               7,050             604
Newmont Mining Corp.                                       5,446             244
Nucor Corp.                                                4,000             238
Pactiv Corp. *                                             1,800              52
PPG Industries, Inc.                                       2,300             174
Praxair, Inc.                                              4,165             349
Rohm & Haas Co.                                            2,105             117
Sealed Air Corp.                                           2,428              62
Sigma-Aldrich Corp.                                        1,282              62
Temple-Inland, Inc.                                        1,600              84
The Dow Chemical Co.                                      12,305             530
United States Steel Corp.                                  1,500             159
Vulcan Materials Co.                                       1,100              98
Weyerhaeuser Co.                                           2,800             202
                                                                     -----------
                                                                           5,584
MEDIA 3.0%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         9,880             311
Clear Channel Communications, Inc.                         5,956             223
Comcast Corp., Class A *                                  40,173             971
Dow Jones & Co., Inc.                                        600              36
Gannett Co., Inc.                                          2,960             129
Meredith Corp.                                               300              17
News Corp., Class A                                       30,574             672
Omnicom Group, Inc.                                        4,600             221
The DIRECTV Group, Inc. *                                  9,900             240
The E.W. Scripps Co., Class A                              1,000              42
The Interpublic Group of Cos.,
  Inc. (c) *                                               4,997              52
The McGraw-Hill Cos., Inc.                                 4,750             242
The New York Times Co.,
  Class A (c)                                              1,700              34
The Walt Disney Co.                                       25,300             870
Time Warner, Inc.                                         49,223             904
Tribune Co.                                                1,191              33
Viacom, Inc., Class B *                                    9,080             354
                                                                     -----------
                                                                           5,351
PHARMACEUTICALS & BIOTECHNOLOGY 7.5%
--------------------------------------------------------------------------------
Abbott Laboratories                                       19,635           1,053
Allergan, Inc.                                             3,760             242
Amgen, Inc. *                                             13,854             784
Applied Biosystems Group-Applera Corp.                     2,800              97
Barr Pharmaceuticals, Inc. *                               1,400              80
Biogen Idec, Inc. *                                        3,600             239
Bristol-Myers Squibb Co.                                  25,640             739
Celgene Corp. *                                            4,700             335
Eli Lilly and Co.                                         12,920             735
Forest Laboratories, Inc. *                                3,720             139
Genzyme Corp. *                                            3,500             217
Gilead Sciences, Inc. *                                   11,708             478
Johnson & Johnson                                         37,698           2,477
King Pharmaceuticals, Inc. *                               3,466              40
Merck & Co., Inc.                                         28,300           1,463
Millipore Corp. *                                            500              38
Mylan, Inc.                                                2,691              43
PerkinElmer, Inc.                                          1,700              50
Pfizer, Inc. (b)                                          89,769           2,193
Schering-Plough Corp.                                     19,190             607
Thermo Fisher Scientific, Inc. (c)*                        4,590             265
Waters Corp. *                                             1,400              94
Watson Pharmaceuticals, Inc. *                             1,500              48
Wyeth                                                     17,470             778
                                                                     -----------
                                                                          13,234
REAL ESTATE 1.2%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A             1,300              59
Archstone-Smith Trust                                      2,700             162
AvalonBay Communities, Inc.                                1,000             118
Boston Properties, Inc.                                    1,216             126
CB Richard Ellis Group, Inc., Class A *                    2,300              64
Developers Diversified Realty Corp.                        1,600              89
Equity Residential                                         3,500             148
General Growth Properties, Inc.                            3,000             161
Host Hotels & Resorts, Inc.                                6,500             146
Kimco Realty Corp.                                         2,710             123
Plum Creek Timber Co., Inc.                                2,060              92
ProLogis                                                   2,600             173
Public Storage                                             1,500             118
Simon Property Group, Inc.                                 2,800             280
Vornado Realty Trust (c)                                   1,600             175
                                                                     -----------
                                                                           2,034
RETAILING 3.1%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                             500              40
Amazon.com, Inc. *                                         3,900             363
AutoNation, Inc. (c)*                                      1,900              34
AutoZone, Inc. *                                             500              58
Bed Bath & Beyond, Inc. *                                  3,016             103
Best Buy Co., Inc.                                         5,075             234
Big Lots, Inc. (c)*                                        1,400              42
Circuit City Stores, Inc. (c)                              2,054              16
Dillard's, Inc., Class A                                     600              13
eBay, Inc. *                                              14,588             569
Family Dollar Stores, Inc.                                 2,000              53
Genuine Parts Co.                                          2,500             125
IAC/InterActiveCorp *                                      2,800              83
J.C. Penney Co., Inc.                                      2,900             184
Kohl's Corp. *                                             4,410             253
Limited Brands, Inc.                                       3,908              89
Lowe's Cos., Inc.                                         19,760             554
Macy's, Inc.                                               5,922             191
Nordstrom, Inc.                                            2,850             134
Office Depot, Inc. *                                       3,500              72
OfficeMax, Inc.                                              900              31
RadioShack Corp. (c)                                         259               5
Sears Holdings Corp. (c)*                                  1,175             150
Staples, Inc.                                              9,150             197
Target Corp.                                              11,170             710
The Gap, Inc.                                              7,076             131
The Home Depot, Inc.                                      22,905             743

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
The Sherwin-Williams Co.                                   1,133              74
The TJX Cos., Inc.                                         6,310             183
Tiffany & Co.                                              1,126              59
                                                                     -----------
                                                                           5,493
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (c)*                          5,530              73
Altera Corp.                                               4,880             117
Analog Devices, Inc.                                       4,130             149
Applied Materials, Inc. (b)                               17,770             368
Broadcom Corp., Class A *                                  6,165             225
Intel Corp.                                               74,371           1,923
KLA-Tencor Corp.                                           2,700             151
Linear Technology Corp.                                    3,200             112
LSI Corp. *                                                5,410              40
MEMC Electronic Materials, Inc. *                          2,900             171
Microchip Technology, Inc.                                 2,500              91
Micron Technology, Inc. *                                  8,800              98
National Semiconductor Corp. (c)                           4,400             119
Novellus Systems, Inc. *                                   1,600              44
NVIDIA Corp. *                                             7,200             261
Teradyne, Inc. *                                           2,100              29
Texas Instruments, Inc.                                   18,340             671
Xilinx, Inc.                                               3,800              99
                                                                     -----------
                                                                           4,741
SOFTWARE & SERVICES 5.3%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      7,400             323
Affiliated Computer Services, Inc., Class A *              1,191              60
Akamai Technologies, Inc. *                                2,000              58
Autodesk, Inc. *                                           3,320             166
Automatic Data Processing, Inc.                            7,173             329
BMC Software, Inc. *                                       3,200             100
CA, Inc.                                                   6,044             155
Citrix Systems, Inc. *                                     2,360              95
Cognizant Technology Solutions Corp., Class A *            1,800             144
Computer Sciences Corp. *                                  2,400             134
Compuware Corp. *                                          3,750              30
Convergys Corp. *                                          1,354              24
Electronic Arts, Inc. *                                    4,058             227
Electronic Data Systems Corp.                              7,220             158
Fidelity National Information Services, Inc.               2,000              89
Fiserv, Inc. *                                             2,260             115
Google, Inc., Class A *                                    2,777           1,575
Intuit, Inc. *                                             4,396             133
Microsoft Corp. (b)                                      107,668           3,172
Novell, Inc. *                                             5,200              40
Oracle Corp. *                                            51,720           1,120
Paychex, Inc.                                              4,450             182
Symantec Corp. *                                          12,141             235
Unisys Corp. *                                             4,700              31
VeriSign, Inc. (c)*                                        2,025              68
Western Union Co.                                          9,959             209
Yahoo!, Inc. *                                            15,500             416
                                                                     -----------
                                                                           9,388
TECHNOLOGY HARDWARE & EQUIPMENT 7.6%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                               5,867             216
Apple, Inc. *                                             11,000           1,689
Avaya, Inc. *                                              5,632              96
Ciena Corp. *                                                957              36
Cisco Systems, Inc. *                                     78,538           2,600
Comverse Technology, Inc. *                                2,700              53
Corning, Inc.                                             19,950             492
Dell, Inc. *                                              28,872             797
EMC Corp. *                                               27,122             564
Hewlett-Packard Co.                                       33,413           1,664
International Business Machines Corp.                     17,385           2,048
Jabil Circuit, Inc.                                        2,127              49
JDS Uniphase Corp. (c)*                                    2,519              38
Juniper Networks, Inc. (c)*                                6,800             249
Lexmark International, Inc.,
  Class A *                                                1,300              54
Molex, Inc.                                                1,800              48
Motorola, Inc.                                            29,835             553
NCR Corp. *                                                2,400             120
Network Appliance, Inc. *                                  4,600             124
QLogic Corp. *                                             1,990              27
QUALCOMM, Inc.                                            21,490             908
SanDisk Corp. *                                            2,900             160
Solectron Corp. *                                         11,590              45
Sun Microsystems, Inc. *                                  45,800             257
Tektronix, Inc.                                            1,100              30
Tellabs, Inc. *                                            5,630              54
Tyco Electronics Ltd.                                      6,294             223
Xerox Corp. *                                             12,190             211
                                                                     -----------
                                                                          13,405
TELECOMMUNICATION SERVICES 3.7%
--------------------------------------------------------------------------------
ALLTEL Corp.                                               4,160             290
AT&T, Inc.                                                78,888           3,338
CenturyTel, Inc.                                           1,490              69
Citizens Communications Co.                                4,718              68
Embarq Corp.                                               1,997             111
Qwest Communications International, Inc. *                21,216             194
Sprint Nextel Corp.                                       38,839             738
Verizon Communications, Inc.                              37,604           1,665
Windstream Corp.                                           5,335              75
                                                                     -----------
                                                                           6,548
TRANSPORTATION 1.7%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         4,230             343
C.H. Robinson Worldwide, Inc.                              2,200             119
CSX Corp.                                                  6,020             257
FedEx Corp.                                                3,920             411
Norfolk Southern Corp.                                     5,100             265
Ryder System, Inc.                                           600              29
Southwest Airlines Co.                                     7,886             117
Union Pacific Corp.                                        3,570             404

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
United Parcel Service, Inc., Class B                      13,415           1,007
                                                                     -----------
                                                                           2,952
UTILITIES 3.3%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   2,241             117
Ameren Corp.                                               2,500             131
American Electric Power Co., Inc.                          5,170             238
CenterPoint Energy, Inc. (c)                               3,650              58
CMS Energy Corp.                                           2,960              50
Consolidated Edison, Inc.                                  3,100             143
Constellation Energy Group                                 2,500             214
Dominion Resources, Inc.                                   3,720             314
DTE Energy Co.                                             2,200             107
Duke Energy Corp.                                         15,563             291
Dynegy, Inc., Class A *                                    4,295              40
Edison International                                       4,200             233
Entergy Corp.                                              2,377             257
Exelon Corp.                                               8,690             655
FirstEnergy Corp.                                          4,288             272
FPL Group, Inc.                                            5,400             329
Integrys Energy Group, Inc.                                  247              13
Nicor, Inc. (c)                                              510              22
NiSource, Inc.                                             3,246              62
PG&E Corp. (c)                                             4,800             229
Pinnacle West Capital Corp.                                1,200              47
PPL Corp.                                                  4,960             230
Progress Energy, Inc.                                      2,730             128
Public Service Enterprise Group, Inc.                      3,300             290
Questar Corp.                                              2,200             116
Sempra Energy                                              3,141             182
Southern Co.                                               9,510             345
TECO Energy, Inc.                                          2,840              47
The AES Corp. *                                            8,800             176
TXU Corp.                                                  5,954             408
Xcel Energy, Inc.                                          3,809              82
                                                                     -----------
                                                                           5,826
                                                                     -----------
TOTAL COMMON STOCK
(COST $107,188)                                                          173,073
                                                                     -----------

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 1.6% of net assets

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 1.5%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman
   Time Deposit
   4.77%, 10/01/07                                         2,710           2,710

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   3.90%, 12/20/07                                            25              25
   3.92%, 12/20/07                                            93              92
                                                                     -----------
                                                                             117
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,827)                                                              2,827
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $110,905 and the unrealized appreciation and depreciation were $71,403 and ($6,408), respectively, with a net unrealized appreciation of $64,995.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)

COLLATERAL INVESTED FOR SECURITIES ON
LOAN 3.8% of net assets

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust                 6,596,368           6,596

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 09/30/07. All numbers x
 1,000 except number of
contracts.

                                   NUMBER OF         CONTRACT         UNREALIZED
                                   CONTRACTS           VALUE            GAINS

FUTURES CONTRACT

S & P Mini 500 Index, Long
expires 12/21/07                          35            2,692                 44

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c)  All or a portion of this security is on loan.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                   ($ x 1,000)   ($ x 1,000)
--------------------------------------------------------------------------------
 13.3%   COMMON STOCK                                        3,035         6,518

 83.9%   OTHER INVESTMENT                                   32,191        41,106
         COMPANIES

  2.7%   SHORT-TERM                                          1,332          1,33
         INVESTMENT
--------------------------------------------------------------------------------
 99.9%   TOTAL INVESTMENTS                                  36,558        48,956

  0.1%   OTHER ASSETS AND                                       47
         LIABILITIES
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                       49,003

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ x 1,000)
COMMON STOCK 13.3% of net assets

AUTOMOBILES & COMPONENTS  0.1%
--------------------------------------------------------------------------------
Ford Motor *                                                   883             7
General Motors Corp.                                           267            10
Harley-Davidson, Inc.                                          128             6
Johnson Controls, Inc.                                          91            11
The Goodyear Tire & Rubber Co. *                                84             3
                                                                     -----------
                                                                              37
BANKS 0.6%
--------------------------------------------------------------------------------
BB&T Corp.                                                     253            10
Comerica, Inc.                                                  78             4
Commerce Bancorp, Inc.                                         100             4
Countrywide Financial Corp.                                    285             5
Fannie Mae                                                     457            28
Fifth Third Bancorp                                            262             9
First Horizon National Corp.                                    60             2
Freddie Mac                                                    326            19
Hudson City Bancorp, Inc.                                      200             3
Huntington Bancshares, Inc.                                    118             2
KeyCorp                                                        191             6
M&T Bank Corp.                                                  37             4
Marshall & Ilsley Corp.                                        106             5
MGIC Investment Corp.                                           42             1
National City Corp.                                            260             7
PNC Financial Services Group, Inc.                             138             9
Regions Financial Corp.                                        344            10
Sovereign Bancorp, Inc.                                        176             3
SunTrust Banks, Inc.                                           175            13
Synovus Financial Corp.                                        149             4
U.S. Bancorp                                                   852            28
Wachovia Corp.                                                 895            45
Washington Mutual, Inc.                                        469            17
Wells Fargo & Co.                                            1,584            56
Zions Bancorp                                                   50             4
                                                                     -----------
                                                                             298
CAPITAL GOODS 1.3%
--------------------------------------------------------------------------------
3M Co.                                                         357            33
American Standard Cos., Inc.                                    85             3
Caterpillar, Inc.                                              317            25
Cooper Industries Ltd., Class A                                 88             4
Cummins, Inc.                                                   44             6
Danaher Corp.                                                  112             9
Deere & Co.                                                    113            17
Dover Corp.                                                     97             5
Eaton Corp.                                                     71             7
Emerson Electric Co.                                           388            21
Fluor Corp.                                                     42             6
General Dynamics Corp.                                         189            16
General Electric Co.                                         4,932           204
Goodrich Corp.                                                  59             4
Honeywell International, Inc.                                  394            23
Illinois Tool Works, Inc.                                      196            12
Ingersoll-Rand Co., Ltd., Class A                              154             8
ITT Corp.                                                       88             6
L-3 Communications Holdings, Inc.                               58             6
Lockheed Martin Corp.                                          169            18
Masco Corp.                                                    196             5
Northrop Grumman Corp.                                         165            13
PACCAR, Inc.                                                   121            10
Pall Corp.                                                      60             2
Parker Hannifin Corp.                                           56             6
Precision Castparts Corp.                                      100            15
Raytheon Co.                                                   212            13
Rockwell Automation, Inc.                                       83             6
Rockwell Collins, Inc.                                          82             6
Terex Corp. *                                                   40             4
Textron, Inc.                                                  124             8
The Boeing Co.                                                 378            40
Tyco International Ltd.                                        238            11
United Technologies Corp.                                      480            39
W.W. Grainger, Inc.                                             37             3
                                                                     -----------
                                                                             614
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                                115             2
Avery Dennison Corp.                                            53             3
Cintas Corp.                                                    66             2
Equifax, Inc.                                                   62             2
Monster Worldwide, Inc. *                                       60             2
Pitney Bowes, Inc.                                             108             5
R.R. Donnelley & Sons Co.                                      103             4
Robert Half International, Inc.                                 82             2
Waste Management, Inc.                                         261            10
                                                                     -----------
                                                                              32
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                                 45             1
Centex Corp.                                                    59             2
Coach, Inc. *                                                  181             9

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ x 1,000)
D.R. Horton, Inc.                                              128             2
Eastman Kodak Co.                                              135             4
Fortune Brands, Inc.                                            70             6
Harman International Industries, Inc.                           32             3
Hasbro, Inc.                                                    85             2
Jones Apparel Group, Inc.                                       55             1
KB Home                                                         37             1
Leggett & Platt, Inc.                                           87             2
Lennar Corp., Class A                                           64             1
Liz Claiborne, Inc.                                             50             2
Mattel, Inc.                                                   183             4
Newell Rubbermaid, Inc.                                        129             4
NIKE, Inc., Class B                                            178            10
Polo Ralph Lauren Corp.                                         30             2
Pulte Homes, Inc.                                              102             1
Snap-on, Inc.                                                   27             1
The Black & Decker Corp.                                        36             3
The Stanley Works                                               35             2
VF Corp.                                                        42             3
Whirlpool Corp.                                                 36             3
                                                                     -----------
                                                                              69
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                                   67             4
Carnival Corp.                                                 205            10
Darden Restaurants, Inc.                                        63             3
H&R Block, Inc.                                                156             3
Harrah's Entertainment, Inc.                                    88             8
Hilton Hotels Corp.                                            155             7
International Game Technology                                  159             7
Marriott International, Inc., Class A                          152             7
McDonald's Corp.                                               594            32
Starbucks Corp. *                                              361             9
Starwood Hotels & Resorts Worldwide, Inc.                      103             6
Wendy's International, Inc.                                     55             2
Wyndham Worldwide Corp.                                         95             3
YUM! Brands, Inc.                                              260             9
                                                                     -----------
                                                                             110
DIVERSIFIED FINANCIALS 1.2%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                               100             4
American Express Co.                                           585            35
Ameriprise Financial, Inc.                                     118             7
Bank of America Corp.                                        2,197           110
Bank of New York Mellon Corp.                                  540            24
Capital One Financial Corp.                                    142             9
CIT Group, Inc.                                                 95             4
Citigroup, Inc.                                              2,361           110
CME Group, Inc.                                                 15             9
Discover Financial Services *                                  254             5
E*TRADE Financial Corp. *                                      197             3
Federated Investors, Inc., Class B                              40             2
Franklin Resources, Inc.                                        72             9
Janus Capital Group, Inc.                                      102             3
JPMorgan Chase & Co.                                         1,649            75
Legg Mason, Inc.                                                59             5
Lehman Brothers Holdings, Inc.                                 250            15
Leucadia National Corp.                                        100             5
Merrill Lynch & Co., Inc.                                      434            31
Moody's Corp.                                                  116             6
Morgan Stanley                                                 508            32
Northern Trust Corp.                                            87             6
SLM Corp.                                                      197            10
State Street Corp.                                             157            11
T. Rowe Price Group, Inc.                                      126             7
The Bear Stearns Cos., Inc.                                     56             7
The Charles Schwab Corp. (a)                                   488            10
The Goldman Sachs Group, Inc.                                  206            45
                                                                     -----------
                                                                             599
ENERGY 1.6%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                       220            12
Apache Corp.                                                   156            14
Baker Hughes, Inc.                                             161            15
BJ Services Co.                                                154             4
Chesapeake Energy Corp.                                        176             6
Chevron Corp.                                                1,053            98
ConocoPhillips                                                 780            68
CONSOL Energy, Inc.                                            100             5
Devon Energy Corp.                                             210            17
El Paso Corp.                                                  311             5
ENSCO International, Inc.                                       70             4
EOG Resources, Inc.                                            114             8
Exxon Mobil Corp.                                            2,719           252
Halliburton Co.                                                488            19
Hess Corp.                                                     111             7
Marathon Oil Corp.                                             346            20
Murphy Oil Corp.                                                79             5
Nabors Industries Ltd. *                                       149             5
National-Oilwell Varco, Inc. *                                  82            12
Noble Corp.                                                    128             6
Occidental Petroleum Corp.                                     406            26
Peabody Energy Corp.                                           100             5
Rowan Cos., Inc.                                                52             2
Schlumberger Ltd.                                              559            59
Smith International, Inc.                                      100             7
Spectra Energy Corp.                                           293             7
Sunoco, Inc.                                                    64             4
Tesoro Corp.                                                   100             5
The Williams Cos., Inc.                                        282            10
Transocean, Inc. *                                             154            17
Valero Energy Corp.                                            294            20
Weatherford International Ltd. *                               166            11
XTO Energy, Inc.                                               171            11
                                                                     -----------
                                                                             766
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                         223            14
CVS/Caremark Corp.                                             740            29
Safeway, Inc.                                                  212             7
Supervalu, Inc.                                                 96             4
Sysco Corp.                                                    294            10
The Kroger Co.                                                 344            10
Wal-Mart Stores, Inc.                                        1,182            52
Walgreen Co.                                                   478            23
Whole Foods Market, Inc.                                        66             3
                                                                     -----------
                                                                             152

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ x 1,000)
FOOD, BEVERAGE & TOBACCO 0.6%
--------------------------------------------------------------------------------
Altria Group, Inc.                                             987            69
Anheuser-Busch Cos., Inc.                                      367            18
Archer-Daniels-Midland Co.                                     309            10
Brown-Forman Corp., Class B                                     40             3
Campbell Soup Co.                                               88             3
Coca-Cola Enterprises, Inc.                                    144             3
ConAgra Foods, Inc.                                            245             6
Constellation Brands, Inc., Class A *                           94             2
Dean Foods Co.                                                  65             2
General Mills, Inc.                                            168            10
H.J. Heinz Co.                                                 158             7
Kellogg Co.                                                    118             7
Kraft Foods, Inc., Class A                                     683            24
McCormick & Co., Inc.                                           63             2
Molson Coors Brewing Co., Class B                               25             3
PepsiCo, Inc.                                                  783            57
Reynolds American, Inc.                                         80             5
Sara Lee Corp.                                                 359             6
The Coca-Cola Co.                                              974            56
The Hershey Co.                                                 84             4
The Pepsi Bottling Group, Inc.                                  63             2
Tyson Foods, Inc., Class A                                      99             2
UST, Inc.                                                       78             4
Wm. Wrigley Jr. Co.                                            105             7
                                                                     -----------
                                                                             312
HEALTH CARE EQUIPMENT & SERVICES 0.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                                    268            15
AmerisourceBergen Corp.                                         98             4
Bausch & Lomb, Inc.                                             26             2
Baxter International, Inc.                                     306            17
Becton, Dickinson & Co.                                        118            10
Boston Scientific Corp. *                                      545             8
C.R. Bard, Inc.                                                 50             4
Cardinal Health, Inc.                                          199            12
CIGNA Corp.                                                    174             9
Coventry Health Care, Inc. *                                    75             5
Covidien Ltd. *                                                238            10
Express Scripts, Inc. *                                        140             8
Hospira, Inc. *                                                 77             3
Humana, Inc. *                                                  78             5
IMS Health, Inc.                                                95             3
Laboratory Corp. of America Holdings *                          60             5
Manor Care, Inc.                                                38             2
McKesson Corp.                                                 144             8
Medco Health Solutions, Inc. *                                 145            13
Medtronic, Inc.                                                571            32
Patterson Cos., Inc. *                                          66             3
Quest Diagnostics, Inc.                                         76             4
St. Jude Medical, Inc. *                                       173             8
Stryker Corp.                                                  139            10
Tenet Healthcare Corp. *                                       223             1
UnitedHealth Group, Inc.                                       641            31
Varian Medical Systems, Inc. *                                  60             2
WellPoint, Inc. *                                              312            25
Zimmer Holdings, Inc. *                                        118            10
                                                                     -----------
                                                                             269
HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
Avon Products, Inc.                                            214             8
Colgate-Palmolive Co.                                          243            17
Kimberly-Clark Corp.                                           219            15
The Clorox Co.                                                  72             4
The Estee Lauder Cos., Inc., Class A                            57             3
The Procter & Gamble Co.                                     1,556           110
                                                                     -----------
                                                                             157
INSURANCE 0.6%
--------------------------------------------------------------------------------
ACE Ltd.                                                       152             9
AFLAC, Inc.                                                    235            13
Ambac Financial Group, Inc.                                     49             3
American International Group, Inc.                           1,228            83
AON Corp.                                                      153             7
Assurant, Inc.                                                  80             4
Cincinnati Financial Corp.                                      83             4
Genworth Financial, Inc., Class A                              179             6
Lincoln National Corp.                                         134             9
Loews Corp.                                                    195             9
Marsh & McLennan Cos., Inc.                                    258             7
MBIA, Inc.                                                      64             4
MetLife, Inc.                                                  358            25
Principal Financial Group, Inc.                                132             8
Prudential Financial, Inc.                                     234            23
SAFECO Corp.                                                    59             4
The Allstate Corp.                                             305            17
The Chubb Corp.                                                190            10
The Hartford Financial Services Group, Inc.                    144            13
The Progressive Corp.                                          376             7
The Travelers Cos., Inc.                                       329            17
Torchmark Corp.                                                 50             3
Unum Group                                                     142             4
XL Capital Ltd., Class A                                        83             7
                                                                     -----------
                                                                             296
MATERIALS 0.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                 106            10
Alcoa, Inc.                                                    412            16
Allegheny Technologies, Inc.                                    40             4
Ashland, Inc.                                                   34             2
Ball Corp.                                                      50             3
Bemis Co., Inc.                                                 50             1
E.I. du Pont De Nemours & Co.                                  435            22
Eastman Chemical Co.                                            39             3
Ecolab, Inc.                                                    87             4
Freeport-McMoRan Copper & Gold, Inc.                           152            16
Hercules, Inc.                                                  54             1
International Flavors & Fragrances, Inc.                        38             2
International Paper Co.                                        234             8
MeadWestvaco Corp.                                              86             3

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ x 1,000)
Monsanto Co.                                                   254            22
Newmont Mining Corp.                                           211             9
Nucor Corp.                                                    146             9
Pactiv Corp. *                                                  68             2
PPG Industries, Inc.                                            79             6
Praxair, Inc.                                                  152            13
Rohm & Haas Co.                                                 69             4
Sealed Air Corp.                                                78             2
Sigma-Aldrich Corp.                                             78             4
Temple-Inland, Inc.                                             53             3
The Dow Chemical Co.                                           457            20
United States Steel Corp.                                       52             5
Vulcan Materials Co.                                            48             4
Weyerhaeuser Co.                                               116             8
                                                                     -----------
                                                                             206
MEDIA 0.4%
--------------------------------------------------------------------------------
CBS Corp., Class B                                             396            13
Clear Channel Communications, Inc.                             244             9
Comcast Corp., Class A *                                     1,516            37
Dow Jones & Co., Inc.                                           28             2
Gannett Co., Inc.                                              112             5
Meredith Corp.                                                  20             1
News Corp., Class A                                          1,135            25
Omnicom Group, Inc.                                            168             8
The DIRECTV Group, Inc. *                                      300             7
The E.W. Scripps Co., Class A                                   41             2
The Interpublic Group of Cos., Inc. *                          204             2
The McGraw-Hill Cos., Inc.                                     173             9
The New York Times Co., Class A                                 74             2
The Walt Disney Co.                                            911            31
Time Warner, Inc.                                            1,931            35
Tribune Co.                                                     52             1
Viacom, Inc., Class B *                                        365            14
                                                                     -----------
                                                                             203
PHARMACEUTICALS & BIOTECHNOLOGY 1.0%
--------------------------------------------------------------------------------
Abbott Laboratories                                            729            39
Allergan, Inc.                                                 142             9
Amgen, Inc. *                                                  552            31
Applera Corp. - Applied Biosystems Group                        87             3
Barr Pharmaceuticals, Inc. *                                    50             3
Biogen Idec, Inc. *                                            162            11
Bristol-Myers Squibb Co.                                       926            27
Celgene Corp. *                                                100             7
Eli Lilly and Co.                                              534            30
Forest Laboratories, Inc. *                                    155             6
Genzyme Corp. *                                                122             8
Gilead Sciences, Inc. *                                        436            18
Johnson & Johnson                                            1,408            93
King Pharmaceuticals, Inc. *                                   115             1
Merck & Co., Inc.                                            1,034            53
Millipore Corp. *                                               25             2
Mylan Laboratories, Inc.                                       104             2
PerkinElmer, Inc.                                               62             2
Pfizer, Inc.                                                 3,481            85
Schering-Plough Corp.                                          701            22
Thermo Fisher Scientific, Inc. *                               195            11
Waters Corp. *                                                  49             3
Watson Pharmaceuticals, Inc. *                                  49             2
Wyeth                                                          635            28
                                                                     -----------
                                                                             496
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A                  46             2
Archstone-Smith Trust                                          100             6
AvalonBay Communities, Inc.                                     30             4
Boston Properties, Inc.                                         43             4
CB Richard Ellis Group, Inc., Class A *                         80             2
Developers Diversified Realty Corp.                             50             3
Equity Residential                                             138             6
General Growth Properties, Inc.                                100             5
Host Hotels & Resorts, Inc.                                    200             4
Kimco Realty Corp.                                             101             5
Plum Creek Timber Co., Inc.                                     88             4
ProLogis                                                       116             8
Public Storage                                                  40             3
Simon Property Group, Inc.                                      86             9
Vornado Realty Trust                                            57             6
                                                                     -----------
                                                                              71
RETAILING 0.4%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                                50             4
Amazon.com, Inc. *                                             146            14
AutoNation, Inc. *                                              70             1
AutoZone, Inc. *                                                27             3
Bed Bath & Beyond, Inc. *                                      132             4
Best Buy Co., Inc.                                             192             9
Big Lots, Inc. *                                                88             3
Circuit City Stores, Inc.                                       73             1
Dillard's, Inc., Class A                                        30             1
Family Dollar Stores, Inc.                                      74             2
Genuine Parts Co.                                               81             4
IAC/InterActiveCorp *                                          100             3
J.C. Penney Co., Inc.                                          109             7
Kohl's Corp. *                                                 164             9
Limited Brands, Inc.                                           165             4
Lowe's Cos., Inc.                                              738            21
Macy's, Inc.                                                   256             8
Nordstrom, Inc.                                                103             5
Office Depot, Inc. *                                           139             3
OfficeMax, Inc.                                                 34             1
RadioShack Corp.                                                11            --
Sears Holdings Corp. *                                          48             6
Staples, Inc.                                                  344             7
Target Corp.                                                   417            27
The Gap, Inc.                                                  271             5
The Home Depot, Inc.                                           899            29
The Sherwin-Williams Co.                                        53             3
The TJX Cos., Inc.                                             217             6
Tiffany & Co.                                                   68             4
                                                                     -----------
                                                                             194

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ x 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                                 228             3
Altera Corp.                                                   171             4
Analog Devices, Inc.                                           174             6
Applied Materials, Inc.                                        750            15
Broadcom Corp., Class A *                                      208             8
Intel Corp.                                                  2,783            72
KLA-Tencor Corp.                                                95             5
Linear Technology Corp.                                        144             5
LSI Logic Corp. *                                              186             1
MEMC Electronic Materials, Inc. *                              100             6
Microchip Technology, Inc.                                     100             4
Micron Technology, Inc. *                                      319             4
National Semiconductor Corp.                                   159             4
Novellus Systems, Inc. *                                        64             2
NVIDIA Corp. *                                                 242             9
Teradyne, Inc. *                                                94             1
Texas Instruments, Inc.                                        757            28
Xilinx, Inc.                                                   164             4
                                                                     -----------
                                                                             181
SOFTWARE & SERVICES 0.8%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                          283            12
Affiliated Computer Services, Inc., Class A *                   55             3
Akamai Technologies, Inc. *                                    100             3
Autodesk, Inc. *                                               110             6
Automatic Data Processing, Inc.                                274            13
BMC Software, Inc. *                                           101             3
CA, Inc.                                                       215             6
Citrix Systems, Inc. *                                          85             3
Cognizant Technology Solutions Corp., Class A *                 60             5
Computer Sciences Corp. *                                       89             5
Compuware Corp. *                                              182             1
Convergys Corp. *                                               67             1
eBay, Inc. *                                                   545            21
Electronic Arts, Inc. *                                        143             8
Electronic Data Systems Corp.                                  243             5
Fidelity National Information Services, Inc.                    70             3
Fiserv, Inc. *                                                  88             4
Google, Inc., Class A *                                         96            54
Intuit, Inc. *                                                 166             5
Microsoft Corp.                                              4,204           124
Novell, Inc. *                                                 185             1
Oracle Corp. *                                               1,784            39
Paychex, Inc.                                                  159             7
Symantec Corp. *                                               493            10
Unisys Corp. *                                                 162             1
VeriSign, Inc. *                                               116             4
Western Union Co.                                              362             8
Yahoo!, Inc. *                                                 598            16
                                                                     -----------
                                                                             371
TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                                   202             7
Apple, Inc. *                                                  402            62
Avaya, Inc. *                                                  198             3
Ciena Corp. *                                                   39             2
Cisco Systems, Inc. *                                        2,910            96
Corning, Inc.                                                  731            18
Dell, Inc. *                                                 1,113            31
EMC Corp. *                                                  1,124            23
Hewlett-Packard Co.                                          1,338            67
International Business Machines Corp.                          741            87
Jabil Circuit, Inc.                                             83             2
JDS Uniphase Corp. *                                            99             2
Juniper Networks, Inc. *                                       200             7
Lexmark International, Inc., Class A *                          52             2
Molex, Inc.                                                     68             2
Motorola, Inc.                                               1,182            22
NCR Corp. *                                                     87             4
Network Appliance, Inc. *                                      178             5
QLogic Corp. *                                                  76             1
QUALCOMM, Inc.                                                 783            33
SanDisk Corp. *                                                 88             5
Solectron Corp. *                                              433             2
Sun Microsystems, Inc. *                                     1,637             9
Tektronix, Inc.                                                 39             1
Tellabs, Inc. *                                                214             2
Tyco Electronics Ltd.                                          238             8
Xerox Corp. *                                                  440             8
                                                                     -----------
                                                                             511
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
ALLTEL Corp.                                                   183            13
AT&T Corp.                                                   2,961           125
CenturyTel, Inc.                                                55             2
Citizens Communications Co.                                    156             2
Embarq Corp.                                                    70             4
Qwest Communications International, Inc. *                     735             7
Sprint Nextel Corp.                                          1,405            27
Verizon Communications, Inc.                                 1,384            61
Windstream Corp.                                               189             3
                                                                     -----------
                                                                             244
TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                             176            14
C.H. Robinson Worldwide, Inc.                                  100             6
CSX Corp.                                                      206             9
FedEx Corp.                                                    143            15
Norfolk Southern Corp.                                         196            10
Ryder System, Inc.                                              29             1
Southwest Airlines Co.                                         336             5
Union Pacific Corp.                                            125            14
United Parcel Service, Inc., Class B                           516            39
                                                                     -----------
                                                                             113
UTILITIES 0.4%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                        78             4
Ameren Corp.                                                    96             5

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ x 1,000)
American Electric Power Co., Inc.                              187             9
CenterPoint Energy, Inc.                                       147             2
CMS Energy Corp.                                               105             2
Consolidated Edison, Inc.                                      117             5
Constellation Energy Group                                      85             7
Dominion Resources, Inc.                                       139            12
DTE Energy Co.                                                  85             4
Duke Energy Corp.                                              586            11
Dynegy, Inc., Class A *                                        143             1
Edison International                                           155             9
Entergy Corp.                                                   98            11
Exelon Corp.                                                   315            24
FirstEnergy Corp.                                              157            10
FPL Group, Inc.                                                190            12
Integrys Energy Group, Inc.                                     15             1
Nicor, Inc.                                                     32             1
NiSource, Inc.                                                 130             2
PG&E Corp.                                                     163             8
Pinnacle West Capital Corp.                                     47             2
PPL Corp.                                                      179             8
Progress Energy, Inc.                                          120             6
Public Service Enterprise Group, Inc.                          118            10
Questar Corp.                                                   80             4
Sempra Energy                                                  123             7
Southern Co.                                                   350            13
TECO Energy, Inc.                                               99             2
The AES Corp. *                                                311             6
TXU Corp.                                                      218            15
Xcel Energy, Inc.                                              192             4
                                                                     -----------
                                                                             217
                                                                     -----------
TOTAL COMMON STOCK
(Cost $3,035)                                                              6,518
                                                                     -----------
OTHER INVESTMENT COMPANIES 83.9% of net assets

Schwab Institutional Select S&P 500 Fund (a)             1,062,347        12,961
Schwab International Index Fund, Select Shares (a)         406,676        10,073
Schwab Small-Cap Index Fund, Select Shares (a)             385,237         9,515
Schwab Total Bond Market Fund (a)                          748,616         7,321
Schwab Value Advantage Money Fund, Select Shares (a)     1,236,417         1,236
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(Cost $32,191)                                                            41,106
                                                                     -----------

ISSUER                                                   FACE AMOUNT    VALUE
RATE, MATURITY DATE                                      ($ x 1,000) ($ x 1,000)
SHORT-TERM INVESTMENT 2.7% of net assets

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 2.7%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman
  Time Deposit
  4.77%, 10/01/07                                            1,332         1,332
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(Cost $1,332)                                                              1,332
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $36,776 and the unrealized appreciation and depreciation were $12,306 and ($126), respectively, with a net unrealized appreciation of $12,180.

*    Non-income producing security.
(a)  Issuer is affiliated with the fund's adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Annuity Portfolios
              -------------------------

By:   /s/ Randall W. Merk
      -------------------
         Randall W. Merk
         Chief Executive Officer

Date:    November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Randall W. Merk
      -------------------
         Randall W. Merk
         Chief Executive Officer

Date:    November 15, 2007

By:   /s/ George Pereira
      ------------------
         George Pereira
         Principal Financial Officer

Date:    November 15, 2007